Stock-Based Compensation (Schedule Of Weighted Average Grant-Date Fair Value And Assumptions Used) (Details) (USD $)	6 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Stock-Based Compensation
Weighted average grant-date fair value	$ 4.21	$ 3.96	$ 3.96	$ 4.79	$ 4.52
Expected term (in years)	4.9	3.8	3.8	3.9	3.9
Expected volatility	23.40%	25.10%	25.10%	30.60%	26.20%
Risk-free interest rate	2.20%	2.10%	2.10%	1.50%	2.30%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%